Non-controlling Interests - Summary of Non-Controlling Interest in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources Inc. [member]
Disclosure of noncontrolling interests [line items]
Economic ownership interest held by non-controlling interest	45.00%